Supplementary Information to the Statements of Profit and Loss (Details) - Schedule of Additional Information about Revenues - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Additional Information about Revenues [Line Items]
Revenues from major customers		$ 58,159	$ 42,655	$ 56,240
Customer A [Member]
Schedule of Additional Information about Revenues [Line Items]
Revenues from major customers	[1]	32,800	16,195	11,947
Customer B [Member]
Schedule of Additional Information about Revenues [Line Items]
Revenues from major customers	[2]	16,129	14,205	31,936
Customer C [Member]
Schedule of Additional Information about Revenues [Line Items]
Revenues from major customers	[3]	$ 9,230	$ 12,255	$ 12,357

[1]	Revenue is attributed to the Proprietary segment. Refer to Note 18 (c) for more information.
[2]	Revenue is attributed to the Proprietary segment. Refer to Note 18 (a) for more information.
[3]	Revenue is attributed mainly to the Distribution segment and in 2023; the total is less than 10% of total Revenues